Investments in Associates 4 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [line items]
Book value	₩ 5,232,373		₩ 4,250,787		₩ 4,251,802
Korea Gas Corporation
Disclosure of associates [line items]
Net assets	₩ 9,119,335		₩ 7,735,156
Effective percentage of ownership	20.47%		22.02%
Share in net assets	₩ 1,866,728		₩ 1,703,281
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(51,215)		(55,956)
Book value	1,815,513		1,647,325	[1]	1,693,967
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 84,885		₩ 88,379
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 24,617		₩ 25,630
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	24,617		25,630		25,393
YTN Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 241,863		₩ 189,228
Effective percentage of ownership	21.43%		21.43%
Share in net assets	₩ 51,828		₩ 40,549
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	51,828		40,549		39,747
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 70,032		₩ 75,961
Effective percentage of ownership	15.00%		15.00%
Share in net assets	₩ 10,505		₩ 11,394
Investment differential	49		49
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	10,554		11,443		12,327
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 420,533		₩ 457,842
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 121,955		₩ 132,774
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	121,955		132,774		124,253
Korea Power Exchange
Disclosure of associates [line items]
Net assets	₩ 269,728		₩ 269,122
Effective percentage of ownership	100.00%		100.00%
Share in net assets	₩ 269,728		₩ 269,122
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	269,728		269,122		258,899
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 27,199		₩ 25,568
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 6,800		₩ 6,392
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	6,800		6,392		7,039
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 13,426		₩ 12,349
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 3,357		₩ 3,087
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	3,357		3,087		2,553
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 21,644		₩ 20,107
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 5,411		₩ 5,027
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	5,411		5,027		5,877
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 281,005		₩ 290,931
Effective percentage of ownership	9.34%		9.34%
Share in net assets	₩ 26,246		₩ 27,173
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(820)		(820)
Book value	25,426		26,353		26,247
Changjuk Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 27,849		₩ 26,223
Effective percentage of ownership	30.00%		30.00%
Share in net assets	₩ 8,355		₩ 7,867
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	8,355		7,867		8,520
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 8,436		₩ 9,021
Effective percentage of ownership	27.00%		27.00%
Share in net assets	₩ 2,278		₩ 2,436
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	2,278		2,436		2,382
SPC Power Corporation
Disclosure of associates [line items]
Net assets	₩ 223,523		₩ 237,757
Effective percentage of ownership	38.00%		38.00%
Share in net assets	₩ 84,939		₩ 90,348
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(19,893)		(20,436)
Book value	65,046		69,912		63,583
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 2,175,169		₩ 1,999,144
Effective percentage of ownership	34.00%		34.00%
Share in net assets	₩ 739,557		₩ 679,709
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(144,339)		(1)
Book value	595,218		679,708		670,896
PT. Cirebon Electric Power
Disclosure of associates [line items]
Net assets	₩ 443,525		₩ 428,405
Effective percentage of ownership	27.50%		27.50%
Share in net assets	₩ 121,969		₩ 117,811
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	121,969		117,811		123,425
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ (78,029)		₩ (71,521)
Effective percentage of ownership	14.63%		14.63%
Share in net assets	₩ (11,416)		₩ (10,464)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	11,416		10,464
Book value	0		0		0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ (71,735)		₩ (65,740)
Effective percentage of ownership	14.63%		14.63%
Share in net assets	₩ (10,495)		₩ (9,618)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	10,495		9,618
Book value	0		0		0
PT Wampu Electric Power
Disclosure of associates [line items]
Net assets	₩ 76,255		₩ 60,577
Effective percentage of ownership	46.00%		46.00%
Share in net assets	₩ 35,077		₩ 27,865
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	35,077		27,865		29,355
PT. Bayan Resources TBK
Disclosure of associates [line items]
Net assets	₩ 2,141,022		₩ 749,744
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 428,204		₩ 149,949
Investment differential	309,464		351,662
Intercompany transaction	0		0
Others (consolidated FS)	(76,379)		(76,377)
Book value	661,289		425,234		445,141
S-Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 253,444		₩ 228,168
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 124,188		₩ 111,802
Investment differential	0		0
Intercompany transaction	(1,402)		(1,510)
Others (consolidated FS)	0		0
Book value	122,786		110,292		115,784
Pioneer Gas Power Limited
Disclosure of associates [line items]
Net assets	₩ (155,789)		₩ (99,446)
Effective percentage of ownership	38.50%		38.50%
Share in net assets	₩ (59,975)		₩ (38,284)
Investment differential	22,278		22,278
Intercompany transaction	0		0
Others (consolidated FS)	37,697		16,006
Book value	0		0		0
Eurasia Energy Holdings
Disclosure of associates [line items]
Net assets	₩ (476)		₩ (437)
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ (190)		₩ (175)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	190		175
Book value	0		0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 373,976		₩ 262,658
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 93,494		₩ 65,665
Investment differential	305		305
Intercompany transaction	(1,069)		(1,110)
Others (consolidated FS)	(289)		(290)
Book value	92,441		64,570		72,935
Hadong Mineral Fiber Co., Ltd.
Disclosure of associates [line items]
Net assets			₩ (28)
Effective percentage of ownership			8.33%
Share in net assets			₩ (2)
Investment differential			0
Intercompany transaction			0
Others (consolidated FS)			2
Book value	0		0		0
PT. Mutiara Jawa
Disclosure of associates [line items]
Net assets	₩ 8,857		₩ 6,138
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 2,569		₩ 1,780
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	2,569		1,780		1,438
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 24,691		₩ 23,426
Effective percentage of ownership	25.54%		25.54%
Share in net assets	₩ 6,306		₩ 5,983
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(6,306)		(5,983)
Book value	0		0		0
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 13,132		₩ 14,472
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 3,808		₩ 4,197
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	3,808		4,197		6,610
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 902,746		₩ 208,361
Effective percentage of ownership	29.00%		1.12%
Share in net assets	₩ 261,796		₩ 2,324
Investment differential	0		0
Intercompany transaction	(938)		(138)
Others (consolidated FS)	0		0
Book value	260,858		2,186		2,340
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 150,144		₩ 154,904
Effective percentage of ownership	1.61%		1.61%
Share in net assets	₩ 2,419		₩ 2,496
Investment differential	0		0
Intercompany transaction	(131)		(128)
Others (consolidated FS)	0		0
Book value	2,288		2,368		2,430
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 263,477		₩ 206,281
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 105,391		₩ 82,512
Investment differential	3,559		3,559
Intercompany transaction	(15,876)		(16,480)
Others (consolidated FS)	0		0
Book value	93,074		69,591		66,956
Haeng Bok Do Si Photovoltaic Power Co Ltd
Disclosure of associates [line items]
Net assets	₩ 790		₩ 743
Effective percentage of ownership	28.00%		28.00%
Share in net assets	₩ 221		₩ 208
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	2		2
Book value	223		210		215
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 258,723		₩ 278,714
Effective percentage of ownership	34.01%		34.01%
Share in net assets	₩ 87,992		₩ 94,791
Investment differential	1,757		1,757
Intercompany transaction	(2,969)		(3,329)
Others (consolidated FS)	(12,582)		(12,582)
Book value	74,198		80,637		76,547
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Net assets	₩ 49,931		₩ 46,577
Effective percentage of ownership	5.16%		5.16%
Share in net assets	₩ 2,576		₩ 2,403
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	(2,576)		(2,403)
Book value	0		0		0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 3,657		₩ 4,647
Effective percentage of ownership	46.59%		46.59%
Share in net assets	₩ 1,704		₩ 2,165
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,704		2,165		2,361
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 716,977		₩ 718,900
Effective percentage of ownership	34.00%		34.00%
Share in net assets	₩ 243,772		₩ 244,426
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	243,772		244,426		255,983
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 8,076		₩ 7,125
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 2,342		₩ 2,066
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	2,342		2,066		2,060
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 17,352		₩ 30,266
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 5,032		₩ 8,777
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		1
Book value	5,032		8,778		10,637
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ (20,478)		₩ (18,982)
Effective percentage of ownership	18.87%		18.87%
Share in net assets	₩ (3,864)		₩ (3,582)
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	3,864		3,582
Book value	0		0		0
Korea Electric Vehicle Charging Service
Disclosure of associates [line items]
Net assets	₩ 7,144		₩ 2,057
Effective percentage of ownership	17.50%		28.00%
Share in net assets	₩ 1,250		₩ 576
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,250		576		1,063
Korea Nuclear Partners Co., Ltd.
Disclosure of associates [line items]
Net assets			₩ 1,245
Effective percentage of ownership			28.98%
Share in net assets			₩ 361
Investment differential			0
Intercompany transaction			0
Others (consolidated FS)			(161)
Book value			200		0
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Net assets	₩ 48,913		₩ 42,739
Effective percentage of ownership	98.09%		98.09%
Share in net assets	₩ 47,979		₩ 41,923
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	4		3
Book value	47,983		41,926		41,126
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 10,770		₩ 9,478
Effective percentage of ownership	9.90%		9.90%
Share in net assets	₩ 1,066		₩ 938
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,066		938		791
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 44		₩ 44
Effective percentage of ownership	28.00%		28.00%
Share in net assets	₩ 12		₩ 12
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	12		12		13
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 2,464		₩ 1,562
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 715		₩ 453
Investment differential	1		1
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	716		454		516
Nepal Water & Energy Development Company Private Ltd
Disclosure of associates [line items]
Net assets	₩ 94,639		₩ 68,228
Effective percentage of ownership	69.06%		58.59%
Share in net assets	₩ 65,361		₩ 39,975
Investment differential	972		971
Intercompany transaction	0		0
Others (consolidated FS)	0		1,731
Book value	66,333		42,677
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 127,239		₩ 4,539
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 25,448		₩ 908
Investment differential	18		18
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	25,466		926		948
PND Solar Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 3,708		₩ 3,431
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 1,075		₩ 995
Investment differential	154		154
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,229		1,149		1,144
Hyundai Ecoenergy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 28,198		₩ 21,240
Effective percentage of ownership	19.00%		19.00%
Share in net assets	₩ 5,358		₩ 4,036
Investment differential	214		214
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	5,572		4,250		3,781
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ (692)		₩ 124
Effective percentage of ownership	9.63%		9.63%
Share in net assets	₩ (67)		₩ 12
Investment differential	300		300
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	233		312		386
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 3,222		₩ (2,599)
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 934		₩ (754)
Investment differential	779		779
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,713		25		163
Korea Energy Solution Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 614		₩ 984
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 123		₩ 197
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	123		197		259
ITR Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 157		₩ 198
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 31		₩ 40
Investment differential	1		1
Intercompany transaction	0		0
Others (consolidated FS)	0		(1)
Book value	32		40		33
Structure Test Network Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 1,265		₩ (133)
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 253		₩ (27)
Investment differential	53		54
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	306		27		21
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 2,272		₩ 553
Effective percentage of ownership	15.00%		15.00%
Share in net assets	₩ 341		₩ 83
Investment differential	20		20
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	361		103		812
Indeck Niles Development, LLC
Disclosure of associates [line items]
Net assets	₩ 322,479		₩ 33,298
Effective percentage of ownership	56.25%		24.08%
Share in net assets	₩ 181,395		₩ 8,017
Investment differential	64,878		12,610
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	246,273	[2]	20,627		0
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Net assets	₩ 334		₩ 303
Effective percentage of ownership	33.33%		33.33%
Share in net assets	₩ 111		₩ 101
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	111		101		87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Net assets	₩ 14,567		₩ 14,951
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 7,138		₩ 7,326
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	7,138		7,326		7,126
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 1,967		₩ 1,966
Effective percentage of ownership	39.90%		33.11%
Share in net assets	₩ 785		₩ 651
Investment differential	0		0
Intercompany transaction	250		267
Others (consolidated FS)	0		136
Book value	1,035		1,054		798
KPGE Inc.
Disclosure of associates [line items]
Net assets	₩ 1,066		₩ 989
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 309		₩ 287
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	309		287		287
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 10,205		₩ 9,925
Effective percentage of ownership	44.00%		44.00%
Share in net assets	₩ 4,490		₩ 4,367
Investment differential	316		315
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	4,806		4,682		2,054
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Net assets	₩ 10,755		₩ 1,574
Effective percentage of ownership	40.00%		61.00%
Share in net assets	₩ 4,302		₩ 960
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	4,302		960		1,830
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 533		₩ 353
Effective percentage of ownership	23.95%		23.95%
Share in net assets	₩ 128		₩ 85
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	128		85		0
SEP Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 32		₩ 64
Effective percentage of ownership	21.26%		21.26%
Share in net assets	₩ 7		₩ 14
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	7		14		0
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 636		₩ 550
Effective percentage of ownership	25.25%		25.25%
Share in net assets	₩ 161		₩ 139
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	161		139		0
Tronix Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 547		₩ 593
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 109		₩ 119
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	109		119		0
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 177		₩ 108
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 35		₩ 22
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	35		22		0
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 3,871		₩ 3,010
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 774		₩ 602
Investment differential	494		494
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,268		1,096		0
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ (999)		₩ (387)
Effective percentage of ownership	29.90%		29.90%
Share in net assets	₩ (299)		₩ (116)
Investment differential	24		0
Intercompany transaction	0		0
Others (consolidated FS)	275		116
Book value	0		0		0
Jeju SolarOne Co., Ltd.
Disclosure of associates [line items]
Net assets			₩ 1,594
Effective percentage of ownership			10.00%
Share in net assets			₩ 159
Investment differential			0
Intercompany transaction			0
Others (consolidated FS)			0
Book value	0		159		0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 6,644		₩ 5,808
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 1,927		₩ 1,684
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	1,927		1,684		0
Saemangeum Heemang Photovoltaic Co.,Ltd.
Disclosure of associates [line items]
Net assets	₩ 27,140		₩ 29,377
Effective percentage of ownership	35.00%		35.00%
Share in net assets	₩ 9,499		₩ 10,282
Investment differential	739		740
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	10,238		11,022		0
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 15,021		₩ 100
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 4,356		₩ 29
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	4,356		29		0
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 3,038		₩ 5,260
Effective percentage of ownership	30.00%		30.00%
Share in net assets	₩ 911		₩ 1,578
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	911		1,578		0
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 1,647		₩ 1,182
Effective percentage of ownership	42.58%		19.46%
Share in net assets	₩ 701		₩ 230
Investment differential	20		0
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	721		230		0
Muan Solar Park Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 28,788		₩ 20,374
Effective percentage of ownership	20.00%		19.00%
Share in net assets	₩ 5,758		₩ 3,871
Investment differential	325		309
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	6,083		4,180		0
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 2,826		₩ 2,484
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 565		₩ 497
Investment differential	0		0
Intercompany transaction	0		0
Others (consolidated FS)	0		(137)
Book value	565		360		0
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 29,838		₩ 24,174
Effective percentage of ownership	20.00%		19.50%
Share in net assets	₩ 5,968		₩ 4,714
Investment differential	816		796
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	6,784		5,510		0
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 15,118		₩ 15,248
Effective percentage of ownership	25.36%		25.36%
Share in net assets	₩ 3,833		₩ 3,866
Investment differential	44		44
Intercompany transaction	0		0
Others (consolidated FS)	0		0
Book value	3,877		3,910		₩ 0
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Disclosure of associates [line items]
Net assets	₩ 1,309
Effective percentage of ownership	28.98%
Share in net assets	₩ 379
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	(160)
Book value	219		200
G.GURU Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 1,636
Effective percentage of ownership	24.65%
Share in net assets	₩ 403
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	403		0
UD4M Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 1,154
Effective percentage of ownership	12.50%
Share in net assets	₩ 144
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	144		0
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 1,073
Effective percentage of ownership	20.00%
Share in net assets	₩ 215
Investment differential	50
Intercompany transaction	0
Others (consolidated FS)	0
Book value	265
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 1,444
Effective percentage of ownership	20.00%
Share in net assets	₩ 289
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	289
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 211
Effective percentage of ownership	29.37%
Share in net assets	₩ 62
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	62		0
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 2,755
Effective percentage of ownership	65.00%
Share in net assets	₩ 1,791
Investment differential	87
Intercompany transaction	0
Others (consolidated FS)	0
Book value	1,878		0
Kosture Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 124
Effective percentage of ownership	0.26%
Share in net assets	₩ 0
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	0		0
Digital Innovation Growth Fund
Disclosure of associates [line items]
Net assets	₩ 12,857
Effective percentage of ownership	76.92%
Share in net assets	₩ 9,890
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	9,890	[3]	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 41,602
Effective percentage of ownership	39.65%
Share in net assets	₩ 16,495
Investment differential	0
Intercompany transaction	0
Others (consolidated FS)	0
Book value	16,495		0
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 4,881
Effective percentage of ownership	68.00%
Share in net assets	₩ 3,319
Investment differential	53
Intercompany transaction	0
Others (consolidated FS)	0
Book value	3,372	[4]	0
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 4
Effective percentage of ownership	48.72%
Share in net assets	₩ 2
Investment differential	93
Intercompany transaction	0
Others (consolidated FS)	0
Book value	95		0
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Net assets	₩ 19,516
Effective percentage of ownership	30.00%
Share in net assets	₩ 5,855
Investment differential	2,110
Intercompany transaction	0
Others (consolidated FS)	0
Book value	7,965		0
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 8,885
Effective percentage of ownership	25.00%
Share in net assets	₩ 2,221
Investment differential	20
Intercompany transaction	0
Others (consolidated FS)	0
Book value	2,241		0
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 8,296
Effective percentage of ownership	69.55%
Share in net assets	₩ 5,770
Investment differential	230
Intercompany transaction	0
Others (consolidated FS)	0
Book value	₩ 6,000	[4]	₩ 0

[1]	The effective percentage of ownership is 22.02% considering treasury stocks.
[2]	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.
[3]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[4]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.